Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000162163
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 26.78% during the year ended December 31, 2024.

• The Fund outperformed the S&P 500® Index, attributable primarily to sector allocation. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks, and from having positions in all of the Magnificent Seven, the mega-cap stocks that drove equity performance. Stock selection overall detracted, albeit modestly.

• An overweight to information technology and having no allocation to consumer staples contributed positively. Stock selection in information technology and financials also added value. Stock selection in health care, consumer discretionary and industrials detracted.

• Individual stocks contributing most positively to the Fund’s relative results were MicroStrategy, an AI-powered enterprise analytics software and Bitcoin treasury company; NVIDIA, a computer graphics processors maker; and Robinhood Markets, a financial services platform operator—each of which enjoyed a triple-digit share price gain. Out-of-Index holdings in new Fund position MicroStrategy and in Robinhood Markets advanced mostly on Bitcoin’s appreciation. An overweight in NVIDIA benefited from strong AI demand.

• Stocks that detracted most from the Fund’s relative performance were molecular diagnostics company Exact Sciences, semiconductor company Advanced Micro Devices and electric vehicle maker Rivian Automotive—each of which saw a double-digit share price decline. An out-of-Index position in Exact Sciences was negatively affected by execution issues and competitive pressures associated with the launch of its next-gen Cologuard screening test. An overweight to Advanced Micro Devices was impacted by weakness in the communications and industrials markets. An out-of-Index position in Rivian Automotive was volatile, as the company ramped up its production of electric trucks and SUVs while balancing profitability and market dynamics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Institutional Class	S&P 500® Index	Russell 1000® Growth Index
11/1/2015	$10,000	$10,000	$10,000
11/30/2015	$9,975	$10,030	$10,028
12/31/2015	$9,927	$9,872	$9,881
1/31/2016	$8,880	$9,382	$9,329
2/29/2016	$8,861	$9,369	$9,325
3/31/2016	$9,373	$10,005	$9,954
4/30/2016	$9,506	$10,043	$9,863
5/31/2016	$9,798	$10,224	$10,055
6/30/2016	$9,540	$10,250	$10,015
7/31/2016	$10,241	$10,628	$10,488
8/31/2016	$10,450	$10,643	$10,436
9/30/2016	$10,496	$10,645	$10,474
10/31/2016	$10,181	$10,451	$10,228
11/30/2016	$9,995	$10,838	$10,451
12/31/2016	$9,966	$11,052	$10,580
1/31/2017	$10,546	$11,262	$10,937
2/28/2017	$10,962	$11,709	$11,391
3/31/2017	$11,239	$11,723	$11,523
4/30/2017	$11,711	$11,843	$11,786
5/31/2017	$11,667	$12,010	$12,093
6/30/2017	$12,131	$12,085	$12,061
7/31/2017	$12,767	$12,333	$12,381
8/31/2017	$13,152	$12,371	$12,608
9/30/2017	$13,122	$12,626	$12,772
10/31/2017	$13,200	$12,921	$13,267
11/30/2017	$13,243	$13,317	$13,670
12/31/2017	$13,351	$13,465	$13,777
1/31/2018	$14,721	$14,236	$14,752
2/28/2018	$14,404	$13,711	$14,366
3/31/2018	$14,092	$13,363	$13,972
4/30/2018	$14,409	$13,414	$14,020
5/31/2018	$14,954	$13,737	$14,635
6/30/2018	$15,318	$13,822	$14,776
7/31/2018	$15,257	$14,336	$15,210
8/31/2018	$16,021	$14,803	$16,041
9/30/2018	$16,375	$14,887	$16,131
10/31/2018	$14,311	$13,870	$14,688
11/30/2018	$14,716	$14,153	$14,844
12/31/2018	$13,558	$12,875	$13,568
1/31/2019	$15,549	$13,906	$14,788
2/28/2019	$15,874	$14,353	$15,317
3/31/2019	$16,258	$14,632	$15,753
4/30/2019	$16,632	$15,224	$16,464
5/31/2019	$15,426	$14,257	$15,424
6/30/2019	$16,712	$15,262	$16,484
7/31/2019	$16,477	$15,481	$16,856
8/31/2019	$15,666	$15,236	$16,727
9/30/2019	$15,004	$15,521	$16,729
10/31/2019	$15,191	$15,857	$17,200
11/30/2019	$16,653	$16,433	$17,964
12/31/2019	$17,072	$16,928	$18,506
1/31/2020	$17,207	$16,922	$18,919
2/29/2020	$16,572	$15,529	$17,631
3/31/2020	$14,438	$13,611	$15,896
4/30/2020	$17,360	$15,356	$18,249
5/31/2020	$19,160	$16,087	$19,474
6/30/2020	$20,124	$16,407	$20,322
7/31/2020	$21,130	$17,332	$21,885
8/31/2020	$22,712	$18,578	$24,144
9/30/2020	$21,906	$17,872	$23,008
10/31/2020	$21,430	$17,397	$22,226
11/30/2020	$23,665	$19,301	$24,502
12/31/2020	$24,988	$20,043	$25,629
1/31/2021	$25,201	$19,841	$25,439
2/28/2021	$25,718	$20,388	$25,433
3/31/2021	$25,001	$21,281	$25,870
4/30/2021	$26,157	$22,416	$27,630
5/31/2021	$25,659	$22,573	$27,248
6/30/2021	$27,223	$23,100	$28,958
7/31/2021	$27,074	$23,649	$29,912
8/31/2021	$27,927	$24,368	$31,030
9/30/2021	$26,480	$23,234	$29,293
10/31/2021	$27,824	$24,862	$31,830
11/30/2021	$25,924	$24,690	$32,024
12/31/2021	$25,768	$25,797	$32,701
1/31/2022	$23,672	$24,462	$29,895
2/28/2022	$22,509	$23,729	$28,625
3/31/2022	$22,990	$24,610	$29,745
4/30/2022	$19,309	$22,464	$26,153
5/31/2022	$18,435	$22,505	$25,545
6/30/2022	$16,406	$20,648	$23,521
7/31/2022	$17,969	$22,552	$26,344
8/31/2022	$17,739	$21,632	$25,117
9/30/2022	$15,836	$19,640	$22,675
10/31/2022	$16,784	$21,230	$24,001
11/30/2022	$17,339	$22,416	$25,094
12/31/2022	$15,757	$21,125	$23,173
1/31/2023	$18,213	$22,452	$25,105
2/28/2023	$17,794	$21,904	$24,807
3/31/2023	$19,026	$22,708	$26,502
4/30/2023	$18,682	$23,063	$26,764
5/31/2023	$20,099	$23,163	$27,984
6/30/2023	$21,373	$24,693	$29,897
7/31/2023	$22,982	$25,487	$30,904
8/31/2023	$22,454	$25,081	$30,627
9/30/2023	$21,230	$23,885	$28,961
10/31/2023	$20,308	$23,383	$28,549
11/30/2023	$23,192	$25,518	$31,661
12/31/2023	$25,136	$26,678	$33,063
1/31/2024	$25,430	$27,126	$33,888
2/29/2024	$27,299	$28,574	$36,200
3/31/2024	$28,112	$29,494	$36,837
4/30/2024	$25,966	$28,289	$35,275
5/31/2024	$26,947	$29,692	$37,386
6/30/2024	$28,765	$30,757	$39,907
7/31/2024	$27,617	$31,132	$39,229
8/31/2024	$28,229	$31,887	$40,046
9/30/2024	$29,226	$32,568	$41,180
10/31/2024	$29,796	$32,272	$41,044
11/30/2024	$33,032	$34,167	$43,706
12/31/2024	$31,868	$33,352	$44,092

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	26.78%	13.30%	13.48%
S&P 500® Index	25.02%	14.53%	14.05%
Russell 1000® Growth Index	33.36%	18.96%	17.57%

Performance Inception Date	Nov. 01, 2015
AssetsNet	$ 357,495,335
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,537,256
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$357,495,335
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$2,537,256

Holdings [Text Block]
NVIDIA Corp.	8.6%
Meta Platforms, Inc.	7.7%
Amazon.com, Inc.	6.0%
Uber Technologies, Inc.	5.0%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.0%
Alphabet, Inc.	3.8%
MicroStrategy, Inc.	3.6%
Microsoft Corp.	3.5%
Visa, Inc.	3.4%
Value	Value
Common Stocks	99.3%
Cash & Other Assets - Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020637
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VALLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 26.49% during the year ended December 31, 2024.

• The Fund outperformed the S&P 500® Index, attributable primarily to sector allocation. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks, and from having positions in all of the Magnificent Seven, the mega-cap stocks that drove equity performance. Stock selection overall detracted, albeit modestly.

• An overweight to information technology and having no allocation to consumer staples contributed positively. Stock selection in information technology and financials also added value. Stock selection in health care, consumer discretionary and industrials detracted.

• Individual stocks contributing most positively to the Fund’s relative results were MicroStrategy, an AI-powered enterprise analytics software and Bitcoin treasury company; NVIDIA, a computer graphics processors maker; and Robinhood Markets, a financial services platform operator—each of which enjoyed a triple-digit share price gain. Out-of-Index holdings in new Fund position MicroStrategy and in Robinhood Markets advanced mostly on Bitcoin’s appreciation. An overweight in NVIDIA benefited from strong AI demand.

• Stocks that detracted most from the Fund’s relative performance were molecular diagnostics company Exact Sciences, semiconductor company Advanced Micro Devices and electric vehicle maker Rivian Automotive—each of which saw a double-digit share price decline. An out-of-Index position in Exact Sciences was negatively affected by execution issues and competitive pressures associated with the launch of its next-gen Cologuard screening test. An overweight to Advanced Micro Devices was impacted by weakness in the communications and industrials markets. An out-of-Index position in Rivian Automotive was volatile, as the company ramped up its production of electric trucks and SUVs while balancing profitability and market dynamics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Investor Class	S&P 500® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
01/15	$9,941	$9,700	$9,847
02/15	$10,609	$10,257	$10,503
03/15	$10,578	$10,095	$10,384
04/15	$10,498	$10,192	$10,436
05/15	$10,724	$10,323	$10,583
06/15	$10,597	$10,123	$10,396
07/15	$11,044	$10,335	$10,749
08/15	$10,364	$9,712	$10,096
09/15	$9,996	$9,471	$9,846
10/15	$10,894	$10,270	$10,694
11/15	$11,013	$10,301	$10,724
12/15	$10,988	$10,138	$10,567
01/16	$9,845	$9,635	$9,977
02/16	$9,807	$9,622	$9,973
03/16	$10,368	$10,275	$10,645
04/16	$10,515	$10,315	$10,548
05/16	$10,841	$10,500	$10,753
06/16	$10,553	$10,527	$10,711
07/16	$11,323	$10,915	$11,216
08/16	$11,557	$10,931	$11,160
09/16	$11,603	$10,933	$11,201
10/16	$11,256	$10,733	$10,938
11/16	$11,046	$11,131	$11,176
12/16	$11,015	$11,351	$11,314
01/17	$11,655	$11,566	$11,696
02/17	$12,109	$12,025	$12,182
03/17	$12,415	$12,039	$12,322
04/17	$12,935	$12,163	$12,604
05/17	$12,888	$12,334	$12,932
06/17	$13,399	$12,411	$12,898
07/17	$14,097	$12,666	$13,241
08/17	$14,522	$12,705	$13,483
09/17	$14,484	$12,967	$13,659
10/17	$14,570	$13,270	$14,188
11/17	$14,613	$13,677	$14,619
12/17	$14,737	$13,829	$14,733
01/18	$16,239	$14,621	$15,776
02/18	$15,894	$14,082	$15,363
03/18	$15,549	$13,724	$14,941
04/18	$15,889	$13,777	$14,994
05/18	$16,491	$14,108	$15,651
06/18	$16,887	$14,195	$15,801
07/18	$16,820	$14,724	$16,265
08/18	$17,658	$15,203	$17,155
09/18	$18,044	$15,290	$17,251
10/18	$15,771	$14,245	$15,708
11/18	$16,213	$14,535	$15,875
12/18	$14,929	$13,223	$14,510
01/19	$17,120	$14,282	$15,814
02/19	$17,480	$14,741	$16,380
03/19	$17,898	$15,027	$16,846
04/19	$18,305	$15,636	$17,607
05/19	$16,973	$14,642	$16,495
06/19	$18,381	$15,674	$17,628
07/19	$18,122	$15,899	$18,026
08/19	$17,226	$15,648	$17,888
09/19	$16,502	$15,940	$17,890
10/19	$16,696	$16,286	$18,394
11/19	$18,305	$16,877	$19,210
12/19	$18,762	$17,386	$19,790
01/20	$18,905	$17,379	$20,232
02/20	$18,203	$15,949	$18,854
03/20	$15,858	$13,979	$17,000
04/20	$19,054	$15,771	$19,515
05/20	$21,029	$16,522	$20,825
06/20	$22,081	$16,850	$21,732
07/20	$23,179	$17,801	$23,404
08/20	$24,914	$19,080	$25,819
09/20	$24,024	$18,355	$24,604
10/20	$23,498	$17,867	$23,769
11/20	$25,947	$19,823	$26,203
12/20	$27,389	$20,585	$27,408
01/21	$27,610	$20,377	$27,205
02/21	$28,175	$20,939	$27,199
03/21	$27,389	$21,856	$27,666
04/21	$28,646	$23,022	$29,548
05/21	$28,096	$23,183	$29,140
06/21	$29,803	$23,724	$30,968
07/21	$29,631	$24,288	$31,988
08/21	$30,567	$25,026	$33,184
09/21	$28,967	$23,863	$31,326
10/21	$30,439	$25,534	$34,039
11/21	$28,353	$25,357	$34,247
12/21	$28,180	$26,494	$34,971
01/22	$25,883	$25,123	$31,970
02/22	$24,612	$24,371	$30,612
03/22	$25,129	$25,276	$31,809
04/22	$21,094	$23,071	$27,968
05/22	$20,142	$23,114	$27,318
06/22	$17,920	$21,206	$25,154
07/22	$19,617	$23,161	$28,173
08/22	$19,363	$22,217	$26,861
09/22	$17,280	$20,170	$24,249
10/22	$18,313	$21,804	$25,667
11/22	$18,920	$23,022	$26,836
12/22	$17,194	$21,696	$24,782
01/23	$19,862	$23,059	$26,847
02/23	$19,407	$22,496	$26,528
03/23	$20,746	$23,322	$28,342
04/23	$20,364	$23,686	$28,621
05/23	$21,908	$23,789	$29,926
06/23	$23,294	$25,361	$31,972
07/23	$25,032	$26,176	$33,050
08/23	$24,447	$25,759	$32,753
09/23	$23,117	$24,531	$30,972
10/23	$22,103	$24,015	$30,531
11/23	$25,237	$26,208	$33,859
12/23	$27,348	$27,399	$35,358
01/24	$27,664	$27,859	$36,240
02/24	$29,691	$29,347	$38,713
03/24	$30,575	$30,291	$39,394
04/24	$28,231	$29,054	$37,723
05/24	$29,291	$30,494	$39,981
06/24	$31,263	$31,589	$42,677
07/24	$30,007	$31,973	$41,951
08/24	$30,668	$32,749	$42,825
09/24	$31,737	$33,448	$44,038
10/24	$32,351	$33,145	$43,893
11/24	$35,856	$35,090	$46,740
12/24	$34,593	$34,254	$47,152

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	26.49%	13.02%	13.21%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 357,495,335
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,537,256
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$357,495,335
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$2,537,256

Holdings [Text Block]
NVIDIA Corp.	8.6%
Meta Platforms, Inc.	7.7%
Amazon.com, Inc.	6.0%
Uber Technologies, Inc.	5.0%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.0%
Alphabet, Inc.	3.8%
MicroStrategy, Inc.	3.6%
Microsoft Corp.	3.5%
Visa, Inc.	3.4%
Value	Value
Common Stocks	99.3%
Cash & Other Assets - Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com